Schedule of Valuation accounts (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts [Member]
Valuation Allowances and Reserves, Balance	€ 1,602	€ 1,272	€ 1,079	€ 862
Charges to costs and expenses	516	191	200
Deductions: write-off provided in prior periods	(186)	2	17
Inventory Valuation Reserve [Member]
Valuation Allowances and Reserves, Balance	934	1,166	871	805
Charges to costs and expenses	124	428	184
Deductions: write-off provided in prior periods	€ (356)	€ (133)	€ (118)